Subsequent events (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 05, 2021	Jan. 08, 2021	Feb. 16, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 24, 2021
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares				$ 7,835	$ 21,783
Osisko Development Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest				84.10%
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share						$ 0.05
Subsequent events [Member] | Osisko Development Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	77.00%
Subsequent events [Member] | Osisko Development Corp [Member] | First tranche of non-brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued during period		9,346,464
Units issued, price per unit		$ 7.50
Proceeds from issuing other equity instruments		$ 68,600
Exercise price of warrants granted		$ 10.00
Subsequent events [Member] | Osisko Development Corp [Member] | Final tranche of non-brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued during period	1,515,731
Units issued, price per unit	$ 7.50
Proceeds from issuing other equity instruments	$ 11,200
Exercise price of warrants granted	$ 10.00
Subsequent events [Member] | Osisko Development Corp [Member] | Flow-through private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Price per share issued			$ 9.05
Proceeds from issuing shares			$ 30,000
Number of flow-through shares issued			1,657,800
Percentage of maximum number of offered shares purchased			15.00%
Subsequent events [Member] | Osisko Development Corp [Member] | Charity flow-through shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Price per share issued			$ 11.24
Number of charity flow-through shares issued			1,334,500